Distribution Date:	05/15/26	CSAIL 2015-C2 Commercial Mortgage Trust
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2015-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	15		David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20-21
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	23		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24-27	Controlling Class	RREF II CMBS AIV, L.P.
Interest Shortfall Detail - Collateral Level	28	Representative
			-
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12634NAQ1	1.454400%	64,150,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12634NAR9	2.850500%	30,615,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12634NAS7	3.231200%	300,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12634NAT5	3.504000%	470,236,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12634NAU2	3.224100%	101,489,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	12634NAX6	3.849000%	115,744,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.62%
B	12634NAY4	4.178373%	82,732,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.63%
C	12634NAZ1	4.178373%	55,228,000.00	20,779,830.09	226,597.61	72,354.90	0.00	0.00	298,952.51	20,553,232.48	85.99%	11.63%
D	12634NBA5	4.178373%	56,954,000.00	56,954,000.00	0.00	181,900.24	0.00	0.00	181,900.24	56,954,000.00	47.16%	7.50%
E	12634NAG3	3.225000%	36,243,000.00	36,243,000.00	0.00	0.00	0.00	0.00	0.00	36,243,000.00	22.45%	4.88%
F*	12634NAJ7	3.225000%	18,985,000.00	18,985,000.00	0.00	0.00	0.00	0.00	0.00	18,985,000.00	9.51%	3.50%
NR	12634NAL2	3.225000%	48,325,089.00	13,946,890.92	0.00	0.00	0.00	0.00	0.00	13,946,890.92	0.00%	0.00%
Z	12634NBC1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12634NAN8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,380,701,089.00	146,908,721.01	226,597.61	254,255.14	0.00	0.00	480,852.75	146,682,123.40

X-A	12634NAV0	4.178373%	1,082,234,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12634NAW8	4.178373%	82,732,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	12634NAA6	0.953373%	36,243,000.00	36,243,000.00	0.00	28,794.25	0.00	0.00	28,794.25	36,243,000.00
X-F	12634NAC2	0.953373%	18,985,000.00	18,985,000.00	0.00	15,083.15	0.00	0.00	15,083.15	18,985,000.00
X-NR	12634NAE8	0.953373%	48,325,089.00	13,946,890.92	0.00	11,080.49	0.00	0.00	11,080.49	13,946,890.92
Notional SubTotal			1,268,519,089.00	69,174,890.92	0.00	54,957.89	0.00	0.00	54,957.89	69,174,890.92

Deal Distribution Total					226,597.61	309,213.03	0.00	0.00	535,810.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12634NAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12634NAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12634NAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12634NAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12634NAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	12634NAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12634NAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12634NAZ1	376.25534312	4.10294796	1.31011262	0.00000000	0.00000000	0.00000000	0.00000000	5.41306059	372.15239516
D	12634NBA5	1,000.00000000	0.00000000	3.19380974	0.28816764	0.28816764	0.00000000	0.00000000	3.19380974	1,000.00000000
E	12634NAG3	1,000.00000000	0.00000000	0.00000000	2.68749993	2.68749993	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12634NAJ7	1,000.00000000	0.00000000	0.00000000	2.68750013	36.31424388	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	12634NAL2	288.60559201	0.00000000	0.00000000	0.77562754	92.31792579	0.00000000	0.00000000	0.00000000	288.60559201
Z	12634NBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12634NAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12634NAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12634NAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-E	12634NAA6	1,000.00000000	0.00000000	0.79447755	0.00000000	0.00000000	0.00000000	0.00000000	0.79447755	1,000.00000000
X-F	12634NAC2	1,000.00000000	0.00000000	0.79447722	0.00000000	0.00000000	0.00000000	0.00000000	0.79447722	1,000.00000000
X-NR	12634NAE8	288.60559201	0.00000000	0.22929063	0.00000000	0.00000000	0.00000000	0.00000000	0.22929063	288.60559201

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	04/01/26 - 04/30/26	30	0.00	28,794.25	0.00	28,794.25	0.00	0.00	0.00	28,794.25	0.00
X-F	04/01/26 - 04/30/26	30	0.00	15,083.15	0.00	15,083.15	0.00	0.00	0.00	15,083.15	0.00
X-NR	04/01/26 - 04/30/26	30	0.00	11,080.49	0.00	11,080.49	0.00	0.00	0.00	11,080.49	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	04/01/26 - 04/30/26	30	0.00	72,354.90	0.00	72,354.90	0.00	0.00	0.00	72,354.90	0.00
D	04/01/26 - 04/30/26	30	0.00	198,312.54	0.00	198,312.54	16,412.30	0.00	0.00	181,900.24	16,412.30
E	04/01/26 - 04/30/26	30	0.00	97,403.06	0.00	97,403.06	97,403.06	0.00	0.00	0.00	97,403.06
F	04/01/26 - 04/30/26	30	636,692.62	51,022.19	0.00	51,022.19	51,022.19	0.00	0.00	0.00	689,425.92
NR	04/01/26 - 04/30/26	30	4,411,932.64	37,482.27	0.00	37,482.27	37,482.27	0.00	0.00	0.00	4,461,271.98
Totals			5,048,625.26	511,532.85	0.00	511,532.85	202,319.82	0.00	0.00	309,213.03	5,264,513.26

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	535,810.64
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	512,769.33	Master Servicing Fee	442.28
Interest Reductions due to Nonrecoverability Determination	(141,646.75)	Certificate Administrator Fee	169.51
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	61.21
ARD Interest	0.00	Operating Advisor Fee	183.64
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	371,122.58	Total Fees	1,066.64

Principal		Expenses/Reimbursements
Scheduled Principal	191,221.98	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	26,848.66
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	32,640.62
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,353.64
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	35,375.63	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	226,597.61	Total Expenses/Reimbursements	60,842.92

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	309,213.03
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	226,597.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	535,810.64
Total Funds Collected	597,720.19	Total Funds Distributed	597,720.20

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	146,908,721.01	146,908,721.01	Beginning Certificate Balance	146,908,721.01
(-) Scheduled Principal Collections	191,221.98	191,221.98	(-) Principal Distributions	226,597.61
(-) Unscheduled Principal Collections	35,375.63	35,375.63	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	146,682,123.40	146,682,123.40	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	147,489,917.41	147,489,917.41	Ending Certificate Balance	146,682,123.40
Ending Actual Collateral Balance	147,252,365.77	147,252,365.77

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,721,952.97	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,721,952.97	0.00	Net WAC Rate	4.18%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	3	6,569,517.34	4.48%	(13)	4.6287	1.192347	1.25 or less	4	42,502,712.47	28.98%	(13)	4.5711	0.674101
5,000,000 to 9,999,999	1	8,169,646.06	5.57%	(12)	4.0600	0.010300	1.26 to 1.50	1	19,616,481.53	13.37%	(12)	4.1900	1.277800
10,000,000 to 19,999,999	5	78,163,868.23	53.29%	(16)	4.1659	1.666676	1.51 to 1.75	1	18,143,563.97	12.37%	(19)	4.0610	1.730100
20,000,000 to 24,999,999	1	20,779,091.77	14.17%	(12)	4.8000	0.983300	1.76 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	1	33,000,000.00	22.50%	(14)	3.8000	2.039500	2.01 to 2.25	3	62,945,477.50	42.91%	(15)	3.9530	2.102312
50,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	1	2,515,103.93	1.71%	(12)	4.6600	2.334300
Totals	11	146,682,123.40	100.00%	(15)	4.1883	1.540247	2.51 to 2.75	1	958,784.00	0.65%	(14)	3.8000	2.730000
							2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	11	146,682,123.40	100.00%	(15)	4.1883	1.540247
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
California	2	39,817,989.72	27.15%	(15)	4.3993	1.550527
							Office	2	31,685,671.32	21.60%	(12)	4.6623	1.393463
Connecticut	3	44,417,129.23	30.28%	(15)	3.9483	1.772092
							Retail	14	114,996,452.08	78.40%	(15)	4.0576	1.580692
Florida	1	10,906,579.55	7.44%	(13)	4.4000	2.174900
							Totals	16	146,682,123.40	100.00%	(15)	4.1883	1.540247
Kansas	3	10,050,046.32	6.85%	(12)	4.1900	1.277800
Louisiana	1	8,169,646.06	5.57%	(12)	4.0600	0.010300
Michigan	1	3,095,629.41	2.11%	(13)	4.8600	(0.211700)
Missouri	2	21,604,407.23	14.73%	(18)	4.0817	1.657645
North Carolina	1	2,515,103.93	1.71%	(12)	4.6600	2.334300
Ohio	2	6,105,591.95	4.16%	(12)	4.1900	1.277800
Totals	16	146,682,123.40	100.00%	(15)	4.1883	1.540247

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	3	52,997,681.95	36.13%	(15)	3.8582	2.098729	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	3	45,929,691.56	31.31%	(15)	4.1159	1.231018	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	2	21,364,924.78	14.57%	(15)	4.4147	1.521698	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	1	2,515,103.93	1.71%	(12)	4.6600	2.334300	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	2	23,874,721.18	16.28%	(12)	4.8078	0.828355	49 months or greater	11	146,682,123.40	100.00%	(15)	4.1883	1.540247
	5.0001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	11	146,682,123.40	100.00%	(15)	4.1883	1.540247
	Totals	11	146,682,123.40	100.00%	(15)	4.1883	1.540247
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	11	146,682,123.40	100.00%	(15)	4.1883	1.540247	Interest Only	2	33,958,784.00	23.15%	(14)	3.8000	2.058995
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	9	112,723,339.40	76.85%	(15)	4.3052	1.383970
	Totals	11	146,682,123.40	100.00%	(15)	4.1883	1.540247	300 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	11	146,682,123.40	100.00%	(15)	4.1883	1.540247
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		1	958,784.00	0.65%	(14)	3.8000	2.730000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	5	60,513,985.28	41.26%	(14)	4.4006	1.346765	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 to 24 months	2	30,074,826.76	20.50%	(14)	4.2735	1.125731	Totals	0	0.00	0.00%	0	0.0000	0.000000
	24 months or greater	3	55,134,527.36	37.59%	(15)	3.9155	1.958028
	Totals	11	146,682,123.40	100.00%	(15)	4.1883	1.540247
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
5	303821005	RT	Trumbull	CT	Actual/360	3.800%	104,500.00	0.00	0.00	N/A	03/01/25	--	33,000,000.00	33,000,000.00	02/01/25
5A	303821105	RT	Trumbull	CT	Actual/360	3.800%	3,036.15	0.00	0.00	N/A	03/01/25	--	958,784.00	958,784.00	02/01/25
11	303821011	OF	Bakersfield	CA	Actual/360	4.800%	83,324.52	52,039.14	0.00	N/A	05/06/25	05/06/27	20,831,130.91	20,779,091.77	05/06/26
15	303821015	RT	Various	Various	Actual/360	4.190%	68,706.42	60,774.95	0.00	05/06/25	05/06/45	--	19,677,256.48	19,616,481.53	05/06/26
17	303821017	RT	Eureka	CA	Actual/360	3.962%	0.00	0.00	0.00	N/A	11/06/24	--	19,038,897.95	19,038,897.95	03/06/26
18	303821018	RT	Chesterfield	MO	Actual/360	4.061%	61,661.82	77,115.63	0.00	N/A	10/06/24	10/06/27	18,220,679.60	18,143,563.97	05/06/26
30	303821030	OF	Altamonte Springs	FL	Actual/360	4.400%	40,100.81	30,005.72	0.00	N/A	04/06/25	--	10,936,585.27	10,906,579.55	02/06/26
32	625100129	RT	Torrington	CT	Actual/360	4.430%	0.00	0.00	0.00	N/A	12/05/24	--	10,458,345.23	10,458,345.23	07/05/25
42	623100200	RT	Chalmette	LA	Actual/360	4.060%	0.00	0.00	0.00	N/A	05/06/25	--	8,169,646.06	8,169,646.06	07/06/25
91	303821091	RT	Saginaw	MI	Actual/360	4.860%	0.00	0.00	0.00	N/A	04/06/25	--	3,095,629.41	3,095,629.41	07/06/20
99	625100160	RT	Jacksonville	NC	Actual/360	4.660%	9,792.86	6,662.17	0.00	N/A	05/05/25	--	2,521,766.10	2,515,103.93	05/05/26
Totals							371,122.58	226,597.61	0.00				146,908,721.01	146,682,123.40
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
5	14,279,090.00	3,278,146.09	01/01/24	03/31/24	09/01/25	7,530,912.00	216,730.22	80,405.74	1,361,577.26	0.00	0.00
5A	0.00	0.00	--	--	09/01/25	958,784.00	27,592.62	(4.07)	50,642.64	0.00	0.00
11	1,675,835.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,985,424.00	496,357.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	6,006,274.00	3,081,624.00	01/01/20	06/30/20	03/11/26	12,458,880.81	0.00	0.00	0.00	0.00	0.00
18	0.00	9,907,711.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	1,460,551.02	01/01/25	09/30/25	04/13/26	0.00	0.00	70,014.48	210,184.04	0.00	0.00
32	787,575.00	0.00	--	--	11/12/25	4,247,340.05	0.00	0.00	0.00	0.00	0.00
42	0.00	128,427.59	01/01/25	09/30/25	09/11/25	0.00	0.00	0.00	0.00	0.00	0.00
91	237,851.00	2,067.50	01/01/22	06/30/22	10/14/25	1,090,510.78	232,764.30	0.00	0.00	0.00	0.00
99	372,962.23	413,869.00	01/01/25	09/30/25	05/11/26	0.00	0.00	0.00	0.00	0.00	0.00
Totals	25,345,011.53	18,768,753.20				26,286,427.64	477,087.14	150,416.15	1,622,403.94	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
18	303821018	35,375.63	Partial Liquidation (Curtailment)	0.00	0.00
Totals		35,375.63		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	0	0.00	0	0.00	0	0.00	4	52,586,775.29	2	22,134,527.36	0	0.00	1	35,375.63	0	0.00	4.188258%	4.026945%	(15)
04/17/26	0	0.00	0	0.00	0	0.00	4	63,456,027.18	1	3,095,629.41	0	0.00	1	122,982.11	0	0.00	4.188473%	4.027228%	(14)
03/17/26	1	19,735,530.96	0	0.00	0	0.00	4	64,076,018.65	1	3,095,629.41	0	0.00	0	0.00	1	5,825,802.39	4.187648%	4.027190%	(13)
02/18/26	0	0.00	0	0.00	0	0.00	4	64,076,018.65	1	3,095,629.41	0	0.00	0	0.00	0	0.00	4.203563%	4.039355%	(12)
01/16/26	0	0.00	0	0.00	0	0.00	4	64,076,018.65	1	3,095,629.41	0	0.00	2	81,190.89	0	0.00	4.203803%	4.041873%	(11)
12/17/25	0	0.00	0	0.00	0	0.00	4	64,076,018.65	1	3,095,629.41	0	0.00	1	27,379.92	2	84,512,407.60	4.203977%	4.042066%	(10)
11/18/25	0	0.00	0	0.00	0	0.00	4	64,076,018.65	1	3,095,629.41	0	0.00	1	31,872.60	0	0.00	4.053881%	3.854048%	(8)
10/20/25	0	0.00	0	0.00	0	0.00	4	64,076,018.65	1	3,095,629.41	0	0.00	2	23,814.26	1	8,691,299.53	4.054154%	3.854370%	(7)
09/17/25	0	0.00	0	0.00	0	0.00	4	64,076,018.65	1	3,095,629.41	0	0.00	2	366,927.79	0	0.00	4.052717%	3.861681%	(6)
08/15/25	0	0.00	0	0.00	0	0.00	3	53,617,673.42	1	3,095,629.41	0	0.00	1	9,770.34	1	18,059,808.65	4.066913%	3.886497%	(5)
07/17/25	0	0.00	0	0.00	0	0.00	3	53,617,673.42	1	3,095,629.41	0	0.00	4	213,075.75	0	0.00	4.129461%	3.970620%	(4)
06/17/25	0	0.00	0	0.00	0	0.00	3	53,617,673.42	1	3,095,629.41	0	0.00	0	0.00	1	7,301,459.29	4.103926%	3.951300%	(3)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	303821005	02/01/25	14	5	80,405.74	1,361,577.26	0.00	33,000,000.00	03/03/25	2		05/09/25
5A	303821105	02/01/25	14	5	(4.07)	50,642.64	0.00	958,784.00	03/03/25	2		05/09/25
17	303821017	03/06/26	1	5	0.00	0.00	0.00	19,171,209.39	10/14/20	7			04/17/26
30	303821030	02/06/26	2	5	70,014.48	210,184.04	40,306.13	10,997,616.32	05/07/25	98
32	625100129	07/05/25	9	5	0.00	0.00	1,414.80	10,458,345.23	12/12/24	2		06/03/25
42	623100200	07/06/25	9	5	0.00	0.00	1,198.88	8,169,646.06	01/29/25	10		04/30/26
91	303821091	07/06/20	69	5	0.00	0.00	319,884.36	3,407,296.90	06/15/20	7			02/28/25
Totals					150,416.15	1,622,403.94	362,804.17	86,162,897.90
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		88,142,986	2,515,104	10,906,580		74,721,303
0 - 6 Months		0	0		0	0
7 - 12 Months		20,779,092	20,779,092		0	0
13 - 24 Months		18,143,564	18,143,564		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		19,616,482	19,616,482		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	146,682,123	61,054,241	0	10,906,580	8,169,646	66,551,657
Apr-26	146,908,721	58,729,067	0	10,936,585	10,691,412	66,551,657
Mar-26	147,833,017	20,880,190	19,735,531	0	40,045,648	67,171,648
Feb-26	153,882,934	40,737,872	0	0	45,973,414	67,171,648
Jan-26	154,077,531	59,311,124	0	0	27,594,758	67,171,648
Dec-25	154,352,515	59,536,978	0	0	81,261,561	13,553,975
Nov-25	252,048,601	171,686,627	0	0	13,190,326	67,171,648
Oct-25	252,281,947	163,268,465	0	0	21,841,834	67,171,648
Sep-25	261,294,357	180,831,101	0	0	13,291,607	67,171,648
Aug-25	278,209,077	189,056,782	0	0	32,438,993	56,713,303
Jul-25	349,142,354	233,438,017	0	0	58,991,035	56,713,303
Jun-25	364,789,114	172,887,318	0	0	135,188,493	56,713,303
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	303821005	33,000,000.00	33,000,000.00	262,000,000.00	11/30/14	2,983,779.84	2.03950	03/31/24	03/01/25	I/O
5A	303821105	958,784.00	958,784.00	262,000,000.00	11/30/14	17,184,190.00	2.73000	05/20/15	03/01/25	I/O
15	303821015	19,616,481.53	19,616,332.57	32,450,000.00	03/19/15	496,357.00	1.27780	03/31/25	05/06/45	167
17	303821017	19,038,897.95	19,171,209.39	12,000,000.00	01/08/26	2,876,745.00	2.16960	06/30/20	11/06/24	227
30	303821030	10,906,579.55	10,997,616.32	14,600,000.00	03/25/26	1,372,283.52	2.17490	09/30/25	04/06/25	226
32	625100129	10,458,345.23	10,458,345.23	5,850,000.00	10/02/25	669,095.56	0.84050	12/31/24	12/05/24	222
42	623100200	8,169,646.06	8,169,646.06	8,500,000.00	06/06/25	4,230.59	0.01030	09/30/25	05/06/25	227
91	303821091	3,095,629.41	3,407,296.90	3,025,000.00	10/08/25	(24,496.00)	(0.21170)	06/30/22	04/06/25	227
99	625100160	2,515,103.93	2,515,103.93	7,000,000.00	04/01/26	345,700.00	2.33430	09/30/25	05/05/25	227
Totals		107,759,467.66	108,294,334.40	607,425,000.00		25,907,885.51

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	303821005	RT	CT	03/03/25	2
	Receiver's 3/31/26 report shows T3 NOI of $1.81M on revenue of $4.16M and occupancy of 77.4%. Final offers received and recommendation is pending.

5A	303821105	RT	CT	03/03/25	2
	Receiver's 3/31/26 report shows T3 NOI of $1.81M on revenue of $4.16M and occupancy of 77.4%. Final offers received and recommendation is pending.

15	303821015	RT	Various	01/29/26	13

Loan transferred to Special Servicing on 1/29/2026 due to Imminent Monetary Default. The Borrower has not executed a PNL, and a NOD was issued on March 25, 2026 for non-compliance with cash management, which is required as this is a

	post-ARD loan. All six collateral properties remain 100% occupied, as of Q2 2026. The Loan is currently due for the May 2026 payment.

17	303821017	RT	CA	10/14/20	7

Loan transferred to special servicing 11/11/2024 due to 11/6/2024 maturity default. Borrower does not intend to cure the maturity default. Loan is cash managed. Third party reports in receipt. Title acquired at trustee sale on 4/17/2026. As of 12/3

	1/2025, occupancy was reported to be 54%, NOI reported to be $2.2 million, and normalized NOI DSCR 0.84x, trending upward from YE 2024. Evaluation of REO strategy in review.

30	303821030	OF	FL	05/07/25	98

The loan transferred to SS in May 2025 due to Maturity Default. The loan matured on April 6, 2025. PNL executed and counsel has been engaged. Demand letter has been sent. Borrower has delivered fully executed PSA for the purchase of the collateral. Due Diligence period expired and pending a final closing date, which, per the contract, can be as extended to 6/30/2026. Purchase price should result in proceeds to fully payoff loan balance. The property is now 100% vacant.

	Special Servicer continu ing with enforcement of remedies while sale is pending, including seeking appointment of a receiver.

32	625100129	RT	CT	12/12/24	2

Foreclosure Complaint was filed on 6/3/2025 and the Receiver order was entered into on 9/16/2025, appointing Cushman & Wakefield as Receiver. Receivership group has not identified any potential leasing opportunities thus far. Receiver group

	current ly in the process of evaluating the demolition of the vacant outparcel as it is in disrepair. As of 12/31/2025, Property was 57.14% occupied and performing at a -.08x NOI DSCR.

© 2021 Computershare. All rights reserved. Confidential.						Page 20 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
42	623100200	RT	LA	01/29/25	10

Loan transferred to Special Servicing on 1/29/2025 due to Borrower declared imminent default. Special Servicer has provided a PNL to be executed, but only one Guarantor has signed. Borrower received several purchase offers, all contingent on a new Lease with Rouses. The Rouses lease was approved in October 2025, but all purchase offers were later withdrawn. As of April 30, 2026, Borrower has not executed the documents related to the Consent and Appointment of the

Keeper, despite maintaining it will do so. Keepership to commence upon the execution of these documents.

91	303821091	RT	MI	06/15/20	7

The loan was transferred for Imminent Monetary Default at the Borrower's request as a result of the COVID-19 pandemic. A foreclosure sale occurred on 2/28/25, the Lender was the successful bidder. The 6-month redemption period expired on

8/28/25, a s a result the lender took title to the property; however, Lender is working to clear outstanding title issues. Per the 4/28/2026 rent roll, the Property is 60.35% occupied to 10 tenants. As of 4/29/26, the Special Servicer continues to cure outstanding d eferred maintenance items along with negotiating lease renewals with in-place tenants. Final disposition projected in Q2 2026.

99	625100160	RT	NC	05/20/25	4

The Loan transferred to Special Servicing on 5/20/2025 due to Maturity Default. Proposed Forbearance terms are in the process of being finalized by both parties, which will allow Borrower time to sell the property. Lender's counsel is in the proces s of finalizing the Forbearance Agreement which is expected to be executed by no later than mid-May 2026. Borrower has listed the property for sale as part of the requirement to enter into the Forbearance Agreement.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	303821011	0.00	4.80000%	0.00	4.80000%	9	11/15/24	11/19/24	--
13	303821013	22,903,527.53	4.77000%	22,903,527.53	4.77000%	10	04/22/20	05/06/20	06/11/20
14	623100196	24,324,300.51	4.13000%	24,324,300.51	4.13000%	10	06/24/20	06/05/20	08/11/20
23	303821023	0.00	4.28500%	0.00	4.28500%	10	10/30/21	10/30/21	--
24	303821024	0.00	4.11000%	0.00	4.11000%	10	10/30/20	10/06/20	12/11/20
49	303821049	7,960,183.47	4.56800%	7,960,183.47	4.56800%	10	08/03/20	08/06/20	09/11/20
54	625100151	0.00	4.60000%	0.00	4.60000%	10	04/30/21	04/30/21	--
Totals		55,188,011.51		55,188,011.51
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	303821001	12/17/25	91,963,142.63	136,000,000.00	82,602,524.90	546,495.21	82,602,524.90	82,056,029.69	9,907,112.94	0.00	51,907.62	9,855,205.32	10.71%
6	303821006	06/17/22	27,693,019.12	17,700,000.00	19,823,782.69	6,261,680.23	19,823,782.69	13,562,102.46	14,130,916.66	0.00	1,012,349.19	13,118,567.47	38.58%
19	302691113	08/15/25	18,098,215.15	24,500,000.00	19,139,429.71	728,190.15	19,139,429.71	18,411,239.56	0.00	0.00	0.00	0.00	0.00%
20	623100208	09/17/25	16,332,749.57	31,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
23	303821023	04/17/25	14,079,799.30	22,000,000.00	14,233,233.59	153,434.29	14,233,233.59	14,079,799.30	0.00	0.00	0.00	0.00	0.00%
24	303821024	08/15/25	14,014,268.53	24,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
36	303821038	04/18/22	9,326,703.65	8,000,000.00	8,496,689.77	1,169,016.97	8,496,689.77	7,327,672.80	1,999,030.85	0.00	175,669.46	1,823,361.39	16.91%
40	303821040	10/20/25	8,708,814.05	14,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
45	303821045	06/17/25	7,318,427.51	12,200,000.00	7,682,553.68	364,126.17	7,682,553.68	7,318,427.51	0.00	0.00	0.00	0.00	0.00%
53	625100158	06/17/25	5,734,132.38	10,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
54	625100151	03/17/26	5,842,833.71	5,400,000.00	6,683,004.41	565,170.70	6,683,004.41	6,117,833.71	0.00	0.00	0.00	0.00	0.00%
68	303821068	01/18/18	5,724,893.22	9,370,000.00	8,232,990.29	1,088,409.47	8,232,990.29	7,144,580.82	0.00	0.00	(124.62)	124.62	0.00%
80	303821080	03/17/21	4,220,872.90	2,700,000.00	2,574,229.68	681,783.89	2,574,229.68	1,892,445.79	2,328,427.11	0.00	5,608.78	2,322,818.33	47.40%
94	303821094	12/17/25	2,466,314.61	5,690,000.00	2,544,282.67	32,842.64	2,544,282.67	2,511,440.03	0.00	0.00	0.00	0.00	0.00%
97	625100152	05/16/25	2,633,705.43	4,610,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
111	303821111	01/17/19	2,020,620.93	3,300,000.00	2,447,852.20	111,243.00	2,447,852.20	2,336,609.20	0.00	0.00	(234,170.11)	234,170.11	11.42%
114	301880036	03/17/20	1,636,735.68	2,650,000.00	1,712,816.68	59,855.97	1,712,816.68	1,652,960.71	0.00	0.00	(400.00)	400.00	0.02%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			237,815,248.37	334,020,000.00	176,173,390.27	11,762,248.69	176,173,390.27	164,411,141.58	28,365,487.56	0.00	1,010,840.32	27,354,647.24

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/15/26	0.00	(99,784.18)	0.00	0.00	0.00	0.00	0.00	0.00	3,036,857.37
		04/17/26	0.00	(99,516.73)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/26	0.00	(99,249.99)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/26	0.00	(99,042.07)	0.00	0.00	0.00	0.00	0.00	0.00
		01/16/26	0.00	(98,776.61)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/25	3,036,857.37	(63,818.18)	0.00	0.00	0.00	3,036,857.37	0.00	0.00
		11/18/25	0.00	(63,647.13)	0.00	0.00	0.00	0.00	0.00	0.00
		10/20/25	0.00	(63,476.53)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(63,306.40)	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	(63,136.72)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	(62,599.50)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(62,431.71)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(58,260.11)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(58,103.96)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(57,948.22)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(57,588.18)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(51,406.37)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(51,270.55)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(51,133.13)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(50,996.07)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(50,859.39)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(50,737.34)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(50,601.35)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(50,465.73)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(50,330.46)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(50,195.56)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(50,061.02)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(49,926.85)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(49,793.03)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(49,659.57)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/17/23	0.00	(49,484.37)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(49,359.97)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(49,227.67)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(49,095.73)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(48,964.13)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(48,832.90)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(49,170.05)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(51,772.09)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(51,648.35)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(51,509.92)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(51,371.86)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(51,234.17)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(51,096.84)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(50,959.89)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(50,823.30)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(50,687.08)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(50,551.22)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(12,540.68)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(12,507.07)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(7,115.55)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(7,096.48)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(7,077.46)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(7,058.49)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(7,039.57)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(7,020.70)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(7,001.89)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(6,983.12)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(6,906.59)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(6,874.54)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(6,550.50)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/17/21	0.00	(6,511.16)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(6,493.71)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(231.73)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(231.11)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(224.96)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(224.36)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/20	0.00	(194.55)	0.00	0.00	0.00	0.00	0.00	0.00
		10/19/20	0.00	(189.80)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/20	0.00	(139.93)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/20	0.00	(131.90)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/20	0.00	(117.25)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/20	0.00	(116.94)	0.00	0.00	0.00	0.00	0.00	0.00
		05/15/20	0.00	(43.01)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/20	0.00	(42.89)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/20	0.00	(2.16)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/20	0.00	(2.16)	0.00	0.00	0.00	0.00	0.00	0.00
1	303821001	02/18/26	0.00	0.00	9,855,205.32	0.00	0.00	(51,907.62)	0.00	0.00	9,855,205.32
		12/17/25	0.00	0.00	9,907,112.94	0.00	0.00	9,907,112.94	0.00	0.00
6	303821006	08/16/24	0.00	0.00	13,118,567.47	0.00	0.00	(5,010.26)	0.00	0.00	13,118,567.47
		11/17/23	0.00	0.00	13,123,577.73	0.00	0.00	15,705.61	0.00	0.00
		10/17/23	0.00	0.00	13,107,872.12	0.00	0.00	(3,071.75)	0.00	0.00
		04/17/23	0.00	0.00	13,110,943.87	0.00	0.00	(1,019,972.79)	0.00	0.00
		06/17/22	0.00	0.00	14,130,916.66	0.00	0.00	14,130,916.66	0.00	0.00
19	302691113	08/15/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	623100208	09/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	303821023	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	303821024	08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	303821038	12/17/24	0.00	0.00	1,823,361.39	0.00	0.00	(733.00)	0.00	0.00	1,823,361.39
		08/16/24	0.00	0.00	1,824,094.39	0.00	0.00	(315.02)	0.00	0.00
		05/17/23	0.00	0.00	1,824,409.41	0.00	0.00	(174,621.44)	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	303821038	04/18/22	0.00	0.00	1,999,030.85	0.00	0.00	1,999,030.85	0.00	0.00
40	303821040	10/27/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	303821045	06/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	625100158	06/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	625100151	03/17/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	303821068	06/17/21	0.00	0.00	124.62	0.00	0.00	143.13	0.00	0.00	143.13
		01/17/19	0.00	0.00	(18.51)	0.00	(18.51)	0.00	0.00	0.00
		01/18/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
80	303821080	03/17/23	0.00	0.00	2,322,818.33	0.00	0.00	(5,608.78)	0.00	0.00	2,322,818.33
		03/17/21	0.00	0.00	2,328,427.11	0.00	0.00	2,328,427.11	0.00	0.00
94	303821094	12/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
97	625100152	05/27/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
111	303821111	08/17/21	0.00	0.00	234,170.11	0.00	0.00	21,567.15	0.00	0.00	234,170.11
		07/16/21	0.00	0.00	212,602.96	0.00	0.00	5,054.40	0.00	0.00
		06/17/21	0.00	0.00	207,548.56	0.00	0.00	113,878.00	0.00	0.00
		05/17/21	0.00	0.00	93,670.56	0.00	0.00	8,127.60	0.00	0.00
		03/17/21	0.00	0.00	85,542.96	0.00	0.00	1,379.60	0.00	0.00
		01/15/21	0.00	0.00	84,163.36	0.00	0.00	2,062.45	0.00	0.00
		11/18/20	0.00	0.00	82,100.91	0.00	0.00	10,894.40	0.00	0.00
		10/19/20	0.00	0.00	71,206.51	0.00	0.00	1,581.20	0.00	0.00
		09/17/20	0.00	0.00	69,625.31	0.00	0.00	18,415.70	0.00	0.00
		08/17/20	0.00	0.00	51,209.61	0.00	0.00	2,853.63	0.00	0.00
		07/17/20	0.00	0.00	48,355.98	0.00	0.00	5,335.13	0.00	0.00
		05/15/20	0.00	0.00	43,020.85	0.00	0.00	27,065.16	0.00	0.00
		03/17/20	0.00	0.00	15,955.69	0.00	0.00	15,152.94	0.00	0.00
		01/17/20	0.00	0.00	802.75	0.00	0.00	802.75	0.00	0.00
		01/17/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
114	301880036	05/15/20	0.00	0.00	400.00	0.00	0.00	400.00	0.00	0.00	400.00
		03/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(99,784.18)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			3,036,857.37	(2,850,582.44)	27,354,647.24	0.00	(18.51)	30,391,523.12	0.00	0.00	30,391,523.12

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	6,875.00	0.00	0.00	23,816.51	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	199.75	0.00	0.00	3,032.15	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	1,353.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	4,099.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,966.44	0.00	0.00	0.00	0.00	62,860.09	0.00	0.00	0.00	0.00
30	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	38,608.72	0.00	0.00	0.00	0.00
42	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	27,640.64	0.00	0.00	0.00	0.00
91	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	12,537.30	0.00	0.00	0.00	0.00
99	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	32,640.62	0.00	1,353.64	26,848.66	0.00	141,646.75	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		202,489.67

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Supplemental Notes
None

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